Loans Due from Third Parties (Tables)	6 Months Ended
Dec. 31, 2022
Loans Due From Third Party [Abstract]
Schedule of loans due from third parties
	December 31, 2022	June 30, 2022
	(unaudited)
Golden Mountain Solution Inc. (c)	$19,097,725	18,600,000
Golden Bridge Solution Inc. (c)	3,074,653	3,822,785
Hunan Peiyuan Media Co., Ltd.	-	3,000,000
Golden Tree Inc.	-	100,000
Li Xian	-	1,000,000
Lu Hongwen	-	714,027
Xie Juan(c)	-	500,000
Wei Yuzhong(c)	-	500,000
Loan interest due from the third parties	279,817	-
Total	$22,452,195	$28,236,812